Business and Basis of Presentation	12 Months Ended
Dec. 31, 2015
Business and Basis of Presentation [Abstract]
Business and Basis of Presentation
Business and Basis of Presentation
Unless otherwise stated or the context otherwise indicates, all references to “Phillips 66 Partners,” “the Partnership,” “us,” “our,” “we,” or similar expressions refer to Phillips 66 Partners LP, including its consolidated subsidiaries. References to Phillips 66 may refer to Phillips 66 and/or its subsidiaries, depending on the context.

Description of the Business
We are a Delaware limited partnership formed in 2013 by Phillips 66 Company and Phillips 66 Partners GP LLC (our General Partner), both wholly owned subsidiaries of Phillips 66. On August 1, 2015, Phillips 66 Company transferred all of its limited partner interest in us and its 100 percent interest in Phillips 66 Partners GP LLC to its wholly owned subsidiary, Phillips 66 Project Development Inc. (Phillips 66 PDI). We are a growth-oriented master limited partnership formed to own, operate, develop and acquire primarily fee-based crude oil, refined petroleum products and natural gas liquids (NGL) pipelines, terminals and other transportation and midstream assets. On July 26, 2013, we completed our initial public offering (the Offering), and our common units trade on the New York Stock Exchange under the symbol PSXP.

In the first quarter of 2015, we formed two joint ventures with Paradigm Energy Partners LLC (Paradigm) to develop midstream logistics infrastructure in North Dakota and we acquired Phillips 66’s one-third equity interests in DCP Sand Hills Pipeline, LLC (Sand Hills) and DCP Southern Hills Pipeline, LLC (Southern Hills), as well as Phillips 66’s 19.46 percent equity interest in Explorer Pipeline Company (Explorer). In December 2015, we acquired Phillips 66’s 40 percent interest in Bayou Bridge Pipeline, LLC (Bayou Bridge Pipeline).

Effective March 1, 2016 (the Effective Date), we acquired from Phillips 66 a 25 percent controlling interest in Phillips 66 Sweeny Frac LLC (Sweeny Frac LLC) for total consideration valued at $236 million (the Sweeny Fractionator Acquisition). Sweeny Frac LLC owns the Sweeny Fractionator One, an NGL fractionator located within the Phillips 66 Sweeny Refinery complex in Old Ocean, Texas (Sweeny Frac), and the Clemens Caverns, a natural gas liquids (NGL) salt dome storage facility located near Brazoria, Texas (Clemens Caverns), collectively, the Acquired Assets.

Our assets consist of one crude oil pipeline, terminal and storage system; four refined petroleum products pipeline, terminal and storage systems; two crude oil rail racks; two refinery-grade propylene storage spheres; one crude oil gathering system; an NGL fractionator and associated storage caverns; and six equity investments. The majority of our assets are connected to, and integral to the operation of, seven of Phillips 66’s wholly owned or jointly owned refineries.

We generate revenue primarily by charging tariffs and fees for transporting crude oil and refined petroleum products through our pipelines, and for terminaling and storing crude oil and refined petroleum products and NGL at our terminals, rail racks and storage facilities. In addition, our equity affiliates generate revenue primarily from transporting NGL and refined petroleum products. Beginning in December 2015, we also generate revenue from the fractionation of NGL. Since we do not own any of the crude oil, NGL and refined petroleum products we handle and do not engage in the trading of crude oil, NGL and refined petroleum products, we have limited direct exposure to risks associated with fluctuating commodity prices, although these risks indirectly influence our activities and results of operations over the long term.

Basis of Presentation
Acquisitions from Phillips 66 are considered common control transactions. When businesses are acquired from Phillips 66 that will be consolidated by us, they are accounted for as if the transfer had occurred at the beginning of the period of transfer, with prior periods retrospectively adjusted to furnish comparative information. The Sweeny Fractionator Acquisition was a transfer of businesses between entities under common control. Accordingly, the accompanying financial statements and related notes have been retrospectively adjusted to include the historical results and financial position of the Acquired Assets prior to the Effective Date. See Note 4—Sweeny Fractionator Acquisition, for additional information. We refer to the historical results of these businesses prior to the effective date of our acquisition of them as the results of our “Predecessors.” Also included in Predecessor results are the historical results of our initial assets prior to our initial public offering on July 26, 2013.

All intercompany transactions and accounts within our Predecessors have been eliminated. The assets and liabilities of our Predecessors in these financial statements have been reflected on a historical cost basis because the transfer of our Predecessors to us took place within the Phillips 66 consolidated group. The consolidated statement of income also includes expense allocations for certain functions performed by Phillips 66 and historically not allocated to the Partnership, including allocations of general corporate expenses related to executive oversight, accounting, treasury, tax, legal, information technology and procurement; and operational support services such as engineering and logistics. These allocations were based primarily on relative values of net properties, plants and equipment (PP&E) and equity-method investments, or number of terminals and pipeline miles. Our management believes the assumptions underlying the allocation of expenses from Phillips 66 were reasonable. Nevertheless, the financial statements of our Predecessors may not include all of the actual expenses that would have been incurred had we been a stand-alone publicly traded partnership during the periods presented and may not reflect our actual results of operations, financial position and cash flows had we been a stand-alone publicly traded partnership during the periods prior to the Offering.